United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, November 2, 2009
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   $  209,291(X 1000)

													Form 13-F INFORMATION TABLE


Name of Issuer					Title of Class		Cusip		Value	 	Shares/	Put/	Inv.	Other	Vtg Auth
<c>											(x$1000)	Prn Amt	Call	Disc.	Mgrs.	Sole

ADVANCED MICRO DEVICES INC 5.75000 08/15/2012	Note 5 3/4 8/15/12	007903AN7	3774		4500000	PRN	sole		4500000
ALPHA NATURAL RESOURCES INC			com			02076X102	3865		110100	SH	sole		110100
AMKOR TECHNOLOGY INC				com			031652100	11240		1633700	SH	sole		1633700
ARCH COAL INC					com			039380100	3007		135900	SH	sole		135900
BARRICK GOLD CORP				com			067901108	3790		100000	SH	sole		100000
CLEVELANDS CLIFFS INC-W/RTS TO PUR C/STK 	com			18683K101	5501		170000	SH	sole		170000
ENSCO INTERNATIONAL INC				com			26874Q100	3960		93100	SH	sole		93100
FLUOR CORP NEW					com			343412102	5136		101000	SH	sole		101000
FREEPORT MCMORAN COPPER & GOLD INC-CL B		com			35671D857	7547		110000	SH	sole		110000
GASTAR EXPLORATION LTD				com			367299203	3133		650000	SH	sole		650000
GOLDCORP INC NEW-CL B MULTIPLE VOTING		com			380956409	3880		96100	SH	sole		96100
GOODRICH PETROLEUM CORP NEW			com new			382410405	2176		84300	SH	sole		84300
Global Crossing Ltd 5% Due 5/15/11		Note 5% 5/15/11		37932JAA1	980		1000000	PRN	sole		1000000
HORSEHEAD HOLDING CORP				com			440694305	8321		710000	SH	sole		710000
HUNTSMAN CORP					com			447011107	5466		600000	SH	sole		600000
JOY GLOBAL INC					com			481165108	8349		170600	SH	sole		170600
Level 3 Communicatins Inc 10% Due 5/1/11	Note 10% 5/1/11		52729NBE9	741		750000	PRN	sole		750000
MARINER ENERGY INC				com			56845T305	3901		275100	SH	sole		275100
MARKET VECTORS ETF TR GOLD MINER ETF		Gold Miner ETF		57060U100	9058		200000	SH	sole		200000
MASSEY ENERGY CORP				com			576206106	4008		143700	SH	sole		143700
MCDERMOTT INTERNATIONAL INC			com			580037109	7328		290000	SH	sole		290000
MCMORAN EXPLORATION COMPANY			com			582411104	3775		500000	SH	sole		500000
MICRON TECHNOLOGY INC				com			595112103	8840		1078000	SH	sole		1078000
PETROQUEST ENERGY INC				com			716748108	5192		800000	SH	sole		800000
POTASH CORP OF SASKATCHEWAN			com			73755L107	4065		45000	SH	sole		45000
POWERSHS DB MULTI SECT COMM	 		DB AGRICULT FD		73936B408	2546		100000	SH	sole		100000
SPDR GOLD TRUST					gold shs		78463V107	3717		37600	SH	sole		37600
ST MARY LAND & EXPLORATION CO			com			792228108	2844		87600	SH	sole		87600
SANMINA SCI CORPORATION NEW			com			800907206	13760		1600000	SH	sole		1600000
SPRINT NEXTEL CORPORATION			com ser 1		852061100	3950		1000000	SH	sole		1000000
TEREX CORP NEW 4% 06/01/2015			4% 6/1/15		880779AV5	2975		2000000	PRN	sole		2000000
USEC INC NT CONV 3.0 10/01/2014			Note 3% 10/1/14		90333EAC2	1385		2000000	PRN	sole		2000000
UNISYS CORP FORMERLY BURROUGHS CORP		com			909214108	10680		4000000	SH	sole		4000000
UTSTARCOM INC					com			918076100	4703		2250000	SH	sole		2250000
VALE SA						ADR			91912E105	5845		252700	SH	sole		252700
WARREN RES INC COM				com			93564A100	3848		1300000	SH	sole		1300000
YAMANA GOLD INC					com			98462Y100	8033		750000	SH	sole		750000
CHIPMOS TECHNOLOGIES BERMUDA LTD		shs			G2110R106	3385		3489800	SH	sole		3489800
SEAGATE TECHNOLOGY HOLDINGS			shs			G7945J104	6084		400000	SH	sole		400000
FOSTER WHEELER LTD NEW				shs new			H27178104	6382		200000	SH	sole		200000
TRANSOCEAN LTD US LISTED			reg shs			H8817H100	2121		24800	SH	sole		24800
